June 29, 2006

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Attention: Division of Corporate Finance

Re:                             Bioject Medical Technologies Inc.
Form S-3 Registration Statement

We enclose for filing under the Securities Act of 1933, as amended (the “Act”), on behalf of Bioject Medical Technologies Inc., an Oregon corporation (the “Company”), a Registration Statement on Form S-3 (including exhibits) in connection with the proposed offering of up to 5,588,873 shares of common stock, without par value, of the Company, all of which will be sold by selling shareholders of the Company.

The $837.21 registration fee will be taken from the filing fee credit balance the Company has with the Commission.

The Company would like to proceed with the offering as soon as reasonably practicable and would appreciate the staff’s assistance in meeting this goal. If you have any questions or comments with respect to the enclosed documents, please contact the undersigned at (503) 294-9891.

Very truly yours,

/s/ JASON DALTON

Jason Dalton

Enclosures

cc:           Ms. Christine M. Farrell
                Mr. Todd A. Bauman
                Mr. Steven H. Hull